Segmental analysis - Adjusted profit reconciliation (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of operating segments [line items]
Profit before tax	$ 13,347	$ 19,890	$ 17,167
– goodwill impairment	(7,349)	0	0
Operating segments, including adjustments
Disclosure of operating segments [line items]
Profit before tax	22,212	21,182	20,556
Significant items
Disclosure of operating segments [line items]
Profit before tax	(8,865)	(1,812)	(3,782)
– customer redress programmes (revenue)	(163)	53	(108)
– disposals, acquisitions and investment in new businesses (revenue)	768	(113)	274
– fair value movements on financial instruments	84	(100)	(245)
– costs of structural reform	(158)	(361)	(420)
– costs to achieve	0	0	(3,002)
– customer redress programmes (operating expenses)	(1,281)	(146)	(655)
– disposals, acquisitions and investment in new businesses (operating expenses)	0	(52)	(53)
– gain on partial settlement of pension obligation	0	0	188
– goodwill impairment	(7,349)	0	0
– past service costs of guaranteed minimum pension benefits equalisation	0	(228)	0
– restructuring and other related costs	(827)	(66)	0
– settlements and provisions in connection with legal and other regulatory matters	61	(816)	198
– currency translation on significant items		17	41
Currency translation
Disclosure of operating segments [line items]
Profit before tax		$ 520	$ 393